Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2016
Registrant Name	QUAKER INVESTMENT TRUST
Central Index Key	0000870355
Amendment Flag	false
Document Creation Date	Oct. 31, 2016
Document Effective Date	Nov. 01, 2016
Prospectus Date	Nov. 01, 2016
Quaker Event Arbitrage Fund | Class A
Prospectus:
Trading Symbol	QEAAX
Quaker Event Arbitrage Fund | Class C
Prospectus:
Trading Symbol	QEACX
Quaker Event Arbitrage Fund | Institutional Class
Prospectus:
Trading Symbol	QEAIX
Quaker Global Tactical Allocation Fund | Class A
Prospectus:
Trading Symbol	QTRAX
Quaker Global Tactical Allocation Fund | Class C
Prospectus:
Trading Symbol	QTRCX
Quaker Global Tactical Allocation Fund | Institutional Class
Prospectus:
Trading Symbol	QTRIX
Quaker Mid Cap Value Fund | Class A
Prospectus:
Trading Symbol	QMCVX
Quaker Mid Cap Value Fund | Class C
Prospectus:
Trading Symbol	QMCCX
Quaker Mid Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	QMVIX
Quaker Small Cap Value Fund | Class A
Prospectus:
Trading Symbol	QUSVX
Quaker Small Cap Value Fund | Class C
Prospectus:
Trading Symbol	QSVCX
Quaker Small Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	QSVIX
Quaker Strategic Growth Fund | Class A
Prospectus:
Trading Symbol	QUAGX
Quaker Strategic Growth Fund | Class C
Prospectus:
Trading Symbol	QAGCX
Quaker Strategic Growth Fund | Institutional Class
Prospectus:
Trading Symbol	QAGIX